Consolidated Statements of Changes In Equity (Deficit) - USD ($)		Precapitalization [member] Issued capital [member]	Precapitalization [member] Share premium [member]	Precapitalization [member] Capital reserve [member]	Precapitalization [member] Warrant reserve [member]	Precapitalization [member] Reserve of exchange differences on translation [member]	Precapitalization [member] Share option reserve [member]	Precapitalization [member] Retained earnings [member]	Precapitalization [member]	Issued capital [member]		Share premium [member]		Capital reserve [member]		Warrant reserve [member]		Reserve of exchange differences on translation [member]	Share option reserve [member]	Retained earnings [member]	Total		Recapitalization [member] Issued capital [member]	Recapitalization [member] Share premium [member]	Recapitalization [member] Capital reserve [member]	Recapitalization [member] Warrant reserve [member]	Recapitalization [member] Reserve of exchange differences on translation [member]	Recapitalization [member] Share option reserve [member]	Recapitalization [member] Retained earnings [member]	Recapitalization [member]	Post-Share Consolidation [Member] Issued capital [member]	Post-Share Consolidation [Member] Share premium [member]	Post-Share Consolidation [Member] Capital reserve [member]	Post-Share Consolidation [Member] Warrant reserve [member]	Post-Share Consolidation [Member] Reserve of exchange differences on translation [member]	Post-Share Consolidation [Member] Share option reserve [member]	Post-Share Consolidation [Member] Retained earnings [member]	Post-Share Consolidation [Member]
Balance at Mar. 31, 2023		$ 3,725,301				$ 6,003	$ 1,084,270	$ (24,299,414)	$ (19,483,840)
Balance, shares at Mar. 31, 2023		11,582
IfrsStatementLineItems [Line Items]
Loss for the year								(4,871,387)	(4,871,387)												$ (4,871,387)
Exchange gain on translation of foreign operations						(7,684)			(7,684)												(7,684)
Total comprehensive loss for the year						(7,684)		(4,871,387)	(4,879,071)												(4,879,071)
Exercise of share option awards		$ 27,368					(27,368)
Exercise of share option awards, shares		44
Share option awards							1,352,787		1,352,787
Recapitalization of DSL																							$ (3,752,192)		$ 3,752,192
Recapitalization of DSL, shares																							4,755,034
Sub-total																							$ 477		3,752,192		(1,681)	2,409,689	(29,170,801)	(23,010,124)
Sub-total, shares																							4,766,660
Founding share of the Company
Founding share of the Company, shares																							1
Sub-total																							$ 477		3,752,192		(1,681)	2,409,689	(29,170,801)	(23,010,124)
Sub-total, shares																							4,766,661
Share Subdivision
Share Subdivision, shares																							4,766,661
Balance – Post-Share Consolidation at Mar. 31, 2024		$ 3,752,669				(1,681)	2,409,689	(29,170,801)	(23,010,124)														$ 477		3,752,192		(1,681)	2,409,689	(29,170,801)	(23,010,124)
Balance - Post-Share Consolidation, shares at Mar. 31, 2024		11,626																					9,533,322
IfrsStatementLineItems [Line Items]
Loss for the year																					(5,212,879)								(5,212,879)	(5,212,879)
Exchange gain on translation of foreign operations																					30						30			30
Total comprehensive loss for the year																					(5,212,849)						30		(5,212,879)	(5,212,849)
Exercise of share option awards		$ 27,368					(27,368)
Exercise of share option awards, shares		44
Share option awards																												859,685		859,685
Recapitalization of DSL																							$ (5,126,150)		5,126,150
Recapitalization of DSL, shares																							6,853,204
Sub-total																							$ 687		5,126,150	6,653,200	(1,681)	2,382,321	(29,170,801)	(15,010,124)
Sub-total, shares																							6,869,960
Founding share of the Company
Founding share of the Company, shares																							1
Sub-total																							$ 687		5,126,150	6,653,200	(1,681)	2,382,321	(29,170,801)	(15,010,124)
Sub-total, shares																							6,869,961
Share Subdivision
Share Subdivision, shares																							6,869,961
Capital Raise (as defined in note 1.2)		$ 1,346,800			6,653,200				8,000,000
Capital Raise (as defined in note 1.2), shares		5,086
Exercise of share option awards (post-recapitalization)										$ 50	[1]	$ 1,768,661	[1]		[1]		[1]				1,768,711	[1]	$ 50	1,768,661				(1,768,661)		50
Exercise of share option awards (post-recapitalization), shares										1,003,680
Forfeiture of share option																												(397,000)	397,000
Conversion of Preferred Shares																							129	5,610,871						5,611,000
Conversion of Preferred Shares, shares										2,583,820
Conversion of convertible loan notes																							117	6,133,664						6,133,781
Conversion of convertible loan notes, shares										2,347,134
Capitalization of loan from immediate holding company																							37	2,999,963						3,000,000
Capitalization of loan from immediate holding company, shares										731,707
Initial public offering and exercise of overallotment options																							130	9,176,277						9,176,407
Initial public offering and exercise of overallotment options, shares										2,587,500
Issuance of IPO Warrants (as defined in note 1.2)																										72,610,000			(72,610,000)
Balance – Post-Share Consolidation at Mar. 31, 2025		$ 5,126,837			$ 6,653,200	$ (1,681)	$ 2,382,321	$ (29,170,801)	$ (15,010,124)	$ 1,150		25,689,436		5,126,150		79,263,200		$ (1,651)	$ 1,076,345	$ (106,596,680)	$ 4,557,950		$ 687		$ 5,126,150	$ 6,653,200	$ (1,681)	$ 2,382,321	$ (29,170,801)	$ (15,010,124)	$ 1,150	$ 25,689,436	$ 5,126,150	$ 79,263,200	$ (1,651)	$ 1,076,345	$ (106,596,680)	$ 4,557,950
Balance - Post-Share Consolidation, shares at Mar. 31, 2025		16,756								22,993,763											22,993,763		13,739,922								22,993,763
IfrsStatementLineItems [Line Items]
Loss for the year																				(31,146,283)	$ (31,146,283)
Exchange gain on translation of foreign operations																		55,805			55,805
Total comprehensive loss for the year																		55,805		(31,146,283)	(31,090,478)
Exercise of share option awards										$ 165		913,114							(913,114)		165
Exercise of share option awards, shares										3,286,168
Sub-total										$ 1,263		54,608,823		5,126,150		61,886,200		(1,651)	1,076,345	(106,596,680)	16,100,450
Sub-total, shares										25,243,763
Exercise of IPO Warrants (Tranche 1)										$ 113		28,919,387				(17,377,000)					11,542,500
Exercise of IPO Warrants (Tranche 1), shares										2,250,000
Stock Bonus (as defined in note 1.1) (7-to-1 bonus ratio)										$ 8,835										(8,835)
Stock Bonus (as defined in note 1.1) (7-to-1 bonus ratio), shares										176,706,341
Post-Stock Bonus balance										$ 10,098		54,608,823		5,126,150		61,886,200		(1,651)	1,076,345	(106,605,515)	16,100,450
Post-Stock Bonus balance, shares										201,950,104
Acquisition of Matter DK ApS										$ 53		17,380,278		3,067,109							20,447,440
Acquisition of Matter DK ApS, shares										1,055,272
Acquisition of The Remedy Project Limited										$ 62		4,737,437		947,500							5,684,999
Acquisition of The Remedy Project Limited, shares										1,250,000
Acquisition of planA.earth GmbH										$ 336		17,338,082									17,338,418
Acquisition of planA.earth GmbH, shares										6,720,317
Exercise of IPO Warrants (Tranche 2)										$ 900		29,107,600				(15,271,000)					13,837,500
Exercise of IPO Warrants (Tranche 2), shares										18,000,000
Lapse of IPO Warrants (Tranche 3)																(13,264,000)				13,264,000
Modification of Founder Warrants and IPO Warrants																23,099,000				(23,099,000)
Reclassification of Founder Warrants																(28,553,000)					(28,553,000)
Share-based payment transactions (non-employee-related) (Note (6i)										$ 3	[2]	1,022,355	[2]								1,022,358	[2]
Share-based payment transactions (non-employee-related) (Note (6i), shares	[3]									62,074
Share-based payment transactions (employee-related)										$ 24		290,131							5,303,567	(65,040)	5,528,682
Share-based payment transactions, shares										483,592
Balance – Post-Share Consolidation at Mar. 31, 2026										$ 11,641		$ 125,397,820		$ 9,140,759		$ 27,897,200		$ 54,154	$ 5,466,798	$ (147,651,838)	$ 20,316,534										$ 11,641	$ 125,397,820	$ 9,140,759	$ 27,897,200	$ 54,154	$ 5,466,798	$ (147,651,838)	$ 20,316,534
Balance - Post-Share Consolidation, shares at Mar. 31, 2026										232,807,527											29,100,941										29,130,130

[1]	In August 2024, the Company issued 1,003,680 shares to certain employees via the exercising of vested employee share options. These shares rank pari passu with the Ordinary Shares in all respects.
[2]	On October 3, 2025, in connection with the business acquisition of Matter, the Company issued 62,074 Ordinary Shares (post-Share Consolidation of 7,759) to the individual that introduced Matter.
[3]	Subsequent to the modification in March 2026, Founder Warrants are classified as financial liabilities on the basis that the fixed-for-fixed condition is no longer met. Accordingly, Founder Warrants are reclassified from warrant reserve to warrant liabilities at the fair value on the modification date.